Average Annual Total Returns - A C I Shares - JPMorgan Mid Cap Equity Fund	Class A Past 1 Year	Class A Past 5 Years	Class A Past 10 Years	Class C Past 1 Year	Class C Past 5 Years	Class C Past 10 Years	Class I Past 1 Year	Class I Past 5 Years	Class I Past 10 Years	Class I Return After Taxes on Distributions Past 1 Year	Class I Return After Taxes on Distributions Past 5 Years	Class I Return After Taxes on Distributions Past 10 Years	Class I Return After Taxes on Distributions and Sale of Fund Shares Past 1 Year	Class I Return After Taxes on Distributions and Sale of Fund Shares Past 5 Years	Class I Return After Taxes on Distributions and Sale of Fund Shares Past 10 Years	RUSSELL MIDCAP INDEX(Reflects No Deduction for Fees, Expenses, or Taxes) Past 1 Year	RUSSELL MIDCAP INDEX(Reflects No Deduction for Fees, Expenses, or Taxes) Past 5 Years	RUSSELL MIDCAP INDEX(Reflects No Deduction for Fees, Expenses, or Taxes) Past 10 Years
Total	15.91%	12.72%	12.35%	20.74%	13.37%	12.50%	22.63%	14.26%	13.32%	19.35%	12.05%	11.65%	15.37%	10.96%	10.66%	17.10%	13.40%	12.41%